STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to Net Assets attributed to:
Plan interest in Master Trust investment income	$ 668,657,690
Interest income on notes receivable from participants	3,482,450
Contributions:
Participant	120,367,847
Employer - net of forfeitures	53,024,153
Total contributions	173,392,000
Other credit adjustments - net	266,852
Total additions	845,798,992
Deductions from Net Assets attributed to:
Payments to participants or beneficiaries	430,105,203
Administrative fees	838,783
Total deductions	430,943,986
Net increase in Net Assets	414,855,006
Net Assets Available for Benefits:
Beginning of Year	4,390,182,136
End of Year	$ 4,805,037,142